DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of fair value of derivative financial instruments

USDm	2023	2022	2021
Fair value of derivatives:
Derivative financial instruments regarding freight and bunkers:
Forward freight agreements — fair value through profit and loss	1.7	—	0.4
Bunker swaps — fair value through profit and loss	(0.2)	—	0.2
Bunker swaps — hedge accounting	(0.5)	—	0.1

Derivative financial instruments regarding interest and currency exchange rate:
Forward exchange contracts — hedge accounting	0.5	0.4	(1.6)
Interest rate swaps — hedge accounting	35.3	53.7	(2.2)
Fair value of derivatives as of December 31	36.8	54.1	(3.1)

Schedule of derivative financial instruments disclosed in the balance sheet
Derivative financial instruments are presented as below on the balance sheet:

	Financial	Financial
USDm	assets	liabilities
2023
Offsetting financial assets and financial liabilities:
Gross amount	37.7	(0.9)
Offsetting amount	(0.1)	0.1
Net amount presented in the statement of financial position	37.6	(0.8)

	Financial	Financial
USDm	assets	liabilities
2022
Offsetting financial assets and financial liabilities:
Gross amount	54.5	(0.4)
Offsetting amount	—	—
Net amount presented in the statement of financial position	54.5	(0.4)

	Financial	Financial
USDm	assets	liabilities
2021
Offsetting financial assets and financial liabilities:
Gross amount	7.7	(10.8)
Offsetting amount	—	—
Net amount presented in the statement of financial position	7.7	(10.8)

Schedule of derivative financial instruments designated as hedge accounting
At year-end 2023, 2022, and 2021, TORM held the following derivative financial instruments designated as hedge accounting:

2023	Notional value	Unit	2024	2025	After 2025
Forward exchange contracts (USD/DKK) ¹⁾	325.5	DKKm	325.5	—
Interest rate swaps ²⁾	923.0	USDm	103.3	172.0	647.7
Bunker swaps ³⁾	9,600.0	MT	9,600.0	—	—

¹⁾ The average hedge of USD/DKK currency was 6.8
²⁾ The average interest rate was 1.45% p.a. plus margin.
³⁾ The average price of the hedging instruments was USD 539.2

Hedge accounting			Expected maturity
2022	Notional value	Unit	2023	2024	After 2024
Forward exchange contracts (USD/DKK) ¹⁾	280.3	DKKm	280.3	—	—
Interest rate swaps ²⁾	687.2	USDm	136.9	51.6	498.7

¹⁾ The average hedge of USD/DKK currency was 6.9
²⁾ The average interest rate was 1.37 p.a. plus margin.

Hedge accounting			Expected maturity
2021	Notional value	Unit	2022	2023	After 2023
Forward exchange contracts (USD/DKK) ¹⁾	274.0	DKKm	274.0	—	—
Interest rate swaps ²⁾	768.7	USDm	130.9	136.9	500.9
Bunker swaps ³⁾	9,920.0	MT	9,920.0	—	—

¹⁾ The average hedge of USD/DKK currency was 6.3
²⁾ The average interest rate was 1.38 p.a. plus margin.
³⁾ The average price of the hedging instruments was USD 642.4

Schedule of realized amounts and fair value adjustments for derivative financial instruments
The table below shows realized amounts as well as fair value adjustments regarding derivative financial instruments recognized in the income statements and equity in 2023, 2022 and 2021.

	Income statement				Other comprehensive income		Equity
USDm	Port expenses, bunkers, and commissions	Financial items	Operating expenses	Admini- strative expenses	Transfer to income statement	Fair value adjustment	Hedging reserves as of December 31
2023
Forward freight agreements	23.0	—	—	—	—	—	—
Bunker swaps	1.0	—	—	—	0.3	(0.8)	(0.5)
Forward exchange contracts	—	—	—	(0.1)	0.1	0.1	0.5
Interest rate swaps	—	24.7	—	—	(22.3)	3.7	34.1
Total	24.0	24.7	—	(0.1)	(21.9)	3.0	34.1

2022
Forward freight agreements	(33.3)	—	—	—	—	—	—
Bunker swaps	13.8	—	—	—	(3.3)	3.3	—
Forward exchange contracts	—	—	(2.4)	(2.3)	4.6	(2.7)	0.4
Interest rate swaps	—	3.2	—	—	0.4	54.3	52.6
Total	(19.5)	3.2	(2.4)	(2.3)	1.7	54.9	53.0

2021
Forward freight agreements	0.4	—	—	—	—	—	—
Bunker swaps	12.0	—	—	—	(2.8)	2.1	0.1
Forward exchange contracts	—	—	0.1	0.1	(0.2)	(3.4)	(1.6)
Interest rate swaps	—	(10.8)	—	—	11.7	9.8	(2.1)
Total	12.4	(10.8)	0.1	0.1	8.7	8.5	(3.6)